Warrants Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Warrants Liabilities [Abstract]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model	These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) on the date that these warrants were originally issued and as of March 31, 2024 and 2023 using the following assumptions:
	March 31, 2024	March 31, 2023	January 13, 2022
Representative’s Warrants liability
Stock price	$0.25	$0.98	$4.00
Exercise price	$4.80	$4.80	$4.80
Expected term (years)	2.79	3.79	5.00
Risk-free interest rate	4.21%	3.60%	1.47%
Expected volatility	57.63%	55.57%	55.39%

These warrants do not trade in an active securities market, and as such, the Company estimates its fair value using the Black-Scholes Option Pricing Model (the “Black-Scholes Model”) on the date that these warrants were originally issued and as of March 31, 2024 using the following assumptions:
	March 31, 2024	January 26, 2024
Investors’ Warrants liability
Stock price	$0.25	$0.27
Exercise price	$0.67	$0.67
Expected term (years)	5.33	5.50
Risk-free interest rate	4.21%	4.00%
Expected volatility	56.91%	56.96%